SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Information about assets and liabilities required to be carried at fair value on a recurring basis (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Fair Value CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Fair Value CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 1 CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Level 1 CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 2 CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Level 2 CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Level 3 CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment available-for-sale	$ 11,137	70,000		70,000		70,000